Schedule of derivative financial instruments used to hedge the exposure to interest rates (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 3,300,000
Fair value	(30,108)
Object	R$ 164,474	[1]
Cash Flow Hedges Derivative Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st Issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	CDI + 0.57% p.a.
Notional	R$ 200,000
Fair value	1,863
Object	R$ (1,179)	[1]
Cash Flow Hedges Derivative Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a.
Maturity	3rd Qtr. 2027
Assets	IPCA + 5.30% p.a.
Liabilities	CDI + 2.16% p.a.
Notional	R$ 705,000
Fair value	(3,204)
Object	R$ 46,560	[1]
Cash Flow Hedges Derivative Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a.
Maturity	3rd Qtr. 2030
Assets	IPCA + 5.60% p.a.
Liabilities	CDI + 2.29% p.a.
Notional	R$ 1,495,000
Fair value	(34,368)
Object	R$ 112,240	[1]
Cash Flow Hedges Derivative Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a.
Maturity	2nd Qtr. 2031
Assets	IPCA + 4.78% p.a.
Liabilities	CDI + 0.20% p.a.
Notional	R$ 900,000
Fair value	5,601
Object	R$ 6,853	[1]

[1]	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.